Inventories, Net	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Inventories, Net
4.
INVENTORIES, NET

Inventories consisted of the following:

	As of December 31,
	2024	2025
	US$	US$
Raw materials	2,904,134	3,242,149
Work in process	1,321,802	1,871,933
Finished goods	3,456,116	4,318,847
Inventories, net	7,682,052	9,432,929

Write-downs of inventories from the carrying amount to its estimated net realizable value amounted to US$0.16 million, US$0.04 million and US$5.2 thousand were recorded as cost of revenues for the years ended December 31, 2023, 2024 and 2025.